Fixed Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Abstract]
Capital leases, asset gross	$ 36.11	224.03	149.67
Capital leases, accumulated depreciation	19.73	122.43	59.46
Capital leases, future minimum lease payments		103.48
Capital leases, future minimum lease payments due in 2015		57.32
Capital leases, future minimum lease payments due in 2016		39.39
Capital leases, future minimum lease payments due in 2017		6.77
Capital leases, future minimum lease payments due in 2018		0
Capital leases, future minimum lease payments due in 2019		0
Fixed assets, depreciation expense	353.77	2,190.00	1,640.00	1,200.00
Impairment loss on fixed assets		0	2.06	0